Property and Equipment, Net	12 Months Ended
Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Property and equipment, net

Note 6 – Property and equipment, net

Property and equipment, net consist of the following:

	December 31, 2020	December 31, 2019
Property and equipment
Buildings and improvements	$1,160,259	$1,087,462
Computer and office equipment	21,122	19,796
Revenue equipment	8,516,665	8,812,912
Subtotal	9,698,046	9,920,170
Less: accumulated depreciation	(6,249,937)	(5,324,964)
Property and equipment, net	$3,448,109	$4,595,206

Revenue equipment under capital leases

The Company leased its revenue equipment from third parties with terms of approximately 24 to 36 months and account for as a capital lease. As of December 31, 2020, carrying value and accumulated depreciation of the revenue equipment under capital leases recorded by the Company were $149,333 and $43,079, respectively. As of December 31, 2019, carrying value and accumulated depreciation of the assets under capital leases recorded by the Company were $987,640 and $952,761, respectively. Depreciation expenses for revenue equipment under capital leases were $27,888, $332,993 and $443,046 for the years ended December 31, 2020, 2019 and 2018, respectively.

Depreciation expenses for the years ended December 31, 2020, 2019 and 2018 was $1,521,234 and $1,365,945 and $1,374,737, respectively. For the years ended December 31, 2020, the Company disposed revenue equipment with cost of $1,077,794 with accumulated depreciation $1,018,480 for proceeds of $78,107 resulting in disposal gain of $17,761. For the years ended December 31, 2019, the Company disposed revenue equipment with cost of $610,056 with accumulated depreciation $579,553 for proceeds of $55,863 resulting in disposal gain of $25,558. For the years ended December 31, 2018, the Company disposed revenue equipment with cost of $972,606 with accumulated depreciation $875,000 for proceeds of $90,803 resulting in disposal loss of $6,803.